Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Profit or loss [abstract]
General and administrative expenses	$ 18,656		$ 7,248	[1]	$ 12,729		$ 16,567		$ 2,723
Research and development expenses, net	1,640		1,689		3,059		2,711		1,898
Amortization	2,075
Selling and marketing expenses	1,380		319	[1]	992		661		569
Impairment and amortization					11,085
Listing expenses							16,802
Operating loss	(23,751)		(9,256)		(27,865)		(36,741)		(5,190)
Finance expenses	10,724		3,232		13,493		7,891		1,128
Finance income	9,854		1,602		5,957		1,580		28
Gain from remeasurement of investment in associated company							22,164
Share of net profit (loss) of associated companies							(101)		106
Loss before income tax	(24,621)		(10,886)		(35,401)		(20,989)		(6,184)
Income tax
Net loss	(24,621)		(10,886)		(35,401)		(20,989)		(6,184)
Other comprehensive loss:					(1,265)		(283)		(760)
Total comprehensive loss					(36,666)		(21,272)		(6,944)
Net loss attributable to:
Equity holders of the Company	(23,638)		(10,693)		(31,092)		(20,914)
Non- controlling interest	$ (983)		$ (193)		$ (4,309)		$ (75)
Loss per share attribute to the shareholders
Basic loss per share attribute to shareholders	$ (18,219)	[2],[3]	$ (2,029)	[2],[3]	$ (620,839)	[4],[5]	$ (41,553,970)	[4],[5]	$ (44,922,903)	[4],[5],[6],[7]
Diluted loss per share attribute to shareholders	$ (18,219)	[2],[3]	$ (2,029)	[2],[3]	$ (620,839)	[4],[5]	$ (41,553,970)	[4],[5]	$ (44,922,903)	[4],[5],[6],[7]
Other comprehensive loss	$ (1,691)		$ 92		$ (1,265)		$ 63		$ (760)
Total comprehensive loss	$ (26,312)		$ (10,794)		$ (36,666)		$ (20,926)		$ (6,944)

[1]	Reclassification
[2]	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1, 1-for-7, 1-for-10.89958 and 1-for-8 reverse share splits became effective on, July 15, 2024, January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025 and November 18, 2025 respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also notes 1.E to 1.H, 9.8 and 9.9
[3]	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1, 1-for-7, 1-for-10.89958 and 1-for-8 reverse share splits that became effective on July 15, 2024, January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025 and November 18, 2025, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”) (see also Note 1.E to 1.H, 9.8 and 9.9)
[4]	The share and per share information in these financial statements reflects the 1-for-22, 1-for-75, 1-for-28.5, 1-for-4.1, 1-for-7, 1-for-10.89958 and 1-for-8 reverse share splits became effective on August 21, 2023, July 15, 2024, January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025 and November 18, 2025 respectively of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also Notes 17.4, 1.F, 1.G, 28.13, 28.14, 28.15 and 28.16.
[5]	The share and per share information in these financial statements reflects the 1-for-22, 1-for-75, 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958 and 1-for-8 reverse share splits became effective on August 21, 2023, July 15, 2024, January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025 and November 18, 2025 respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also notes 17.4, 1.F, 1.G, 28.13, 28.14, 28.15 and 28.16
[6]	Restated as a result of the SPAC transaction and after giving effect to the Reverse Stock Splits. See also Note 1.B.
[7]	Restated as a result of the SPAC transaction and after giving effect to the Reverse Stock Splits. See also note 1.B.